Note 20 - Equipment Financing Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of equipment financing obligations explanatory [text block]
	Finance Leases (a)	Equipment Financing (b)	Total
Balance at December 31, 2016	$8,186	$—	$8,186
Net proceeds from equipment financing	—	7,894	7,894
Finance costs	326	233	559
Repayments of principal	(6,083)	(698)	(6,781)
Repayments of finance costs	(320)	(233)	(553)
Balance at December 31, 2017	$2,109	$7,196	$9,305
Finance costs	80	444	524
Repayments of principal	(1,700)	(1,846)	(3,546)
Repayments of finance costs	(80)	(356)	(436)
Balance at December 31, 2018	$409	$5,438	$5,847
Statements of Financial Position Presentation
Current portion of equipment financing obligations	$1,690	$2,464	$4,154
Non-current portion of equipment financing obligations	419	4,732	5,151
Balance at December 31, 2017	$2,109	$7,196	$9,305
Current portion of equipment financing obligations	$352	$2,552	$2,904
Non-current portion of equipment financing obligations	57	2,886	2,943
Balance at December 31, 2018	$409	$5,438	$5,847